Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028890 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028890 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028890 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028890 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028890 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028890 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028890 | Bank of America Corp._3.384__BNY-06051GKM0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028890 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028890 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028890 | Fannie Mae REMIC Trust_4.5_Class QI_BNY-3136BGJ36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028890 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028890 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028890 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028890 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028890 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028890 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028890 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028890 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028890 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028890 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028890 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000028891 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028891 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028891 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028891 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028891 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028891 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028891 | Bank of America Corp._3.384__BNY-06051GKM0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028891 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028891 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028891 | Fannie Mae REMIC Trust_4.5_Class QI_BNY-3136BGJ36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028891 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028891 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028891 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028891 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028891 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028891 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028891 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028891 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028891 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028891 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028891 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000028892 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028892 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028892 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028892 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028892 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028892 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028892 | Bank of America Corp._3.384__BNY-06051GKM0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028892 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028892 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028892 | Fannie Mae REMIC Trust_4.5_Class QI_BNY-3136BGJ36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028892 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028892 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028892 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028892 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028892 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028892 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028892 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028892 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028892 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028892 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028892 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000028893 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028893 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028893 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028893 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028893 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028893 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028893 | Bank of America Corp._3.384__BNY-06051GKM0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028893 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028893 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028893 | Fannie Mae REMIC Trust_4.5_Class QI_BNY-3136BGJ36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028893 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000028893 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028893 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028893 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028893 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028893 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028893 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028893 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028893 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028893 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000125916 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125916 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125916 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125916 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125916 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125916 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125916 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125916 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125916 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125916 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000125916 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000125916 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | U.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | U.S. Investment Grade Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | U.S. Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | Global Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125916 | U.S. High Yield Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125917 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125917 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125917 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125917 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125917 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125917 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125917 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125917 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125917 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000125917 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000125917 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | U.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | U.S. Investment Grade Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | U.S. Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | Global Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125917 | U.S. High Yield Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125918 | Voya Index Plus LargeCap Portfolio__Class I_BNY-92913T836
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125918 | Voya High Yield Portfolio__Class I_BNY-92914E309
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125918 | Voya GNMA Income Fund__Class R6_BNY-92913L577
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125918 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125918 | Voya Small Company Portfolio__Class R6_BNY-92913T273
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125918 | VY® CBRE Global Real Estate Portfolio__Class I_BNY-92914E812
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125918 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125918 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125918 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000125918 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000125918 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | U.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Global Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | U.S. Investment Grade Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | U.S. Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | Global Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125918 | U.S. High Yield Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015353 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015353 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015353 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015353 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000015354 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015354 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015354 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015354 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000015355 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015355 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015355 | U.S. Treasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015355 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000015922 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015922 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015922 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015922 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015922 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | HUB International Ltd_8.84__BNY-LX225220
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015922 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000015922 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000015922 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015922 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015923 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015923 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015923 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015923 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015923 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | HUB International Ltd_8.84__BNY-LX225220
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015923 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000015923 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000015923 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015923 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015924 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015924 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015924 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015924 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015924 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | HUB International Ltd_8.84__BNY-LX225220
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015924 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000015924 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000015924 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015924 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015921 | Royal Caribbean Cruises Ltd._5.375__BNY-780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015921 | CSC Holdings LLC_11.25__BNY-126307BM8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015921 | Sirius XM Radio, Inc._5.0__BNY-82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015921 | Cloud Software Group, Inc._6.5__BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015921 | Viking Cruises Ltd._5.875__BNY-92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | Carvana Co._12.0__BNY-146869AL6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | CCO Holdings LLC / CCO Holdings Capital Corp._4.5__BNY-1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl_4.625__BNY-019579AA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | HUB International Ltd_8.84__BNY-LX225220
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | Carnival Corp._6.0__BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015921 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000015921 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000015921 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015921 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015798 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015798 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015798 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015798 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015798 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015798 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015798 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015798 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015798 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015798 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015798 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015798 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015798 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015798 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015798 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015798 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015798 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015798 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015798 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015798 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015798 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015798 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015798 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015798 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015799 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015799 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015799 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015799 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015799 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015799 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015799 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015799 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015799 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015799 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015799 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015799 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015799 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015799 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015799 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015799 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015799 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000163203 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163203 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163203 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000163203 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163203 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163203 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163203 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163203 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163203 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163203 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000163203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000163203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000163203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000163203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163203 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163203 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000163203 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000163203 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163203 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015800 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015800 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015800 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015800 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015800 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015800 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015800 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015800 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015800 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015800 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015800 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015800 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015800 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015800 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015800 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015801 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015801 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015801 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015801 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015801 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015801 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015801 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015801 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015801 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015801 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000015801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000015801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015801 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015801 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015801 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015801 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015801 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015801 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000034673 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034673 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034673 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034673 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034673 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034673 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034673 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034673 | BP PLC___BNY-055622104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034673 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034673 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034673 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034673 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034673 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034673 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034673 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034673 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034673 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034673 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034673 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034673 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034673 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034673 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034673 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034673 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034673 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000034674 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034674 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034674 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034674 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034674 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034674 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034674 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034674 | BP PLC___BNY-055622104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034674 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034674 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034674 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034674 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034674 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034674 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000163204 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163204 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163204 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163204 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163204 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163204 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163204 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163204 | BP PLC___BNY-055622104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163204 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163204 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163204 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163204 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163204 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000163204 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000163204 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163204 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000163204 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000163204 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163204 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000163204 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000163204 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000163204 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163204 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000163204 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163204 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000034675 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034675 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034675 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034675 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034675 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034675 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034675 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034675 | BP PLC___BNY-055622104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034675 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034675 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034675 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034675 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034675 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034675 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000034676 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034676 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034676 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034676 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034676 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034676 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034676 | Raymond James Financial, Inc.___BNY-754730109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034676 | BP PLC___BNY-055622104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034676 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034676 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000034676 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000034676 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034676 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034676 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034676 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000034676 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034676 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000015349 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015349 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015349 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015349 | Nutrien Ltd._5.2__BNY-67077MBC1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015349 | Freddie Mac Strips_6.135_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015349 | Freddie Mac Strips_6.335_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015349 | ILPT Commercial Mortgage Trust_7.574_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015349 | HGI CRE CLO Ltd._7.793_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015349 | OHA Credit Partners XVI_6.739_Class A_BNY-67115LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015349 | BLP Commercial Mortgage Trust_7.02_Class B_BNY-05625AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015349 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000015349 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000015349 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000015349 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015349 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000015349 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015349 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015350 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015350 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015350 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015350 | Nutrien Ltd._5.2__BNY-67077MBC1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015350 | Freddie Mac Strips_6.135_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015350 | Freddie Mac Strips_6.335_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015350 | ILPT Commercial Mortgage Trust_7.574_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015350 | HGI CRE CLO Ltd._7.793_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015350 | OHA Credit Partners XVI_6.739_Class A_BNY-67115LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015350 | BLP Commercial Mortgage Trust_7.02_Class B_BNY-05625AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015350 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000015350 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000015350 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000015350 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015350 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000015350 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015350 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015351 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015351 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015351 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015351 | Nutrien Ltd._5.2__BNY-67077MBC1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015351 | Freddie Mac Strips_6.135_Class F43_BNY-3133Q3JL6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015351 | Freddie Mac Strips_6.335_Class F44_BNY-3133Q3JM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015351 | ILPT Commercial Mortgage Trust_7.574_Class A_BNY-449652AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015351 | HGI CRE CLO Ltd._7.793_Class D_BNY-40441LAJ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015351 | OHA Credit Partners XVI_6.739_Class A_BNY-67115LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015351 | BLP Commercial Mortgage Trust_7.02_Class B_BNY-05625AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015351 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000015351 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000015351 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000015351 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015351 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000015351 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000015351 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079016 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000079016 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000079016 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000079016 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079016 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079016 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000079016 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079016 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000079016 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079016 | International
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000079016 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079016 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079016 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079017 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000079017 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000079017 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000079017 | Vanguard Short-Term Bond ETF___BNY-921937827
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079017 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079017 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000079017 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000079017 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000079017 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079017 | International
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000079017 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079017 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079017 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000079018 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079018 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000079018 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000079018 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079018 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079018 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | Voya Russell™ Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079018 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000079018 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000079018 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000079018 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079018 | International
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079018 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000079018 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079018 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079018 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079018 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079019 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000079019 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000079019 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079019 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079019 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | Voya Russell™ Small Cap Index Portfolio__Class I_BNY-92913T521
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079019 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000079019 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000079019 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000079019 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079019 | International
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079019 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000079019 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079019 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079019 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079019 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000079020 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079020 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000079020 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000079020 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079020 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079020 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000079020 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000079020 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000079020 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079020 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079020 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079020 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079020 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079020 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079020 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079020 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000079021 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079021 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000079021 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000079021 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079021 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000079021 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000079021 | Equity
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000079021 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000079021 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079021 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079021 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000079021 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079021 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079021 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079021 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079021 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000079022 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079022 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000079022 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000079022 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079022 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079022 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079022 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000079022 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000079022 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000079022 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079022 | International
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079022 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000079022 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079022 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079022 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Voya Emerging Markets Index Portfolio__Class I_BNY-92913T349
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Voya U.S. Bond Index Portfolio__Class I_BNY-92913T547
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000079023 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079023 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000079023 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000079023 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079023 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Voya Russell™ Mid Cap Index Portfolio__Class I_BNY-92913T513
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079023 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079023 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000079023 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000079023 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000079023 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079023 | International
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079023 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000079023 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079023 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079023 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075972 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000075972 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075972 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075972 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075972 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075972 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075972 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075972 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075972 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075972 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000075972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000075972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000075972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000075972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075972 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000075972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075972 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075972 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000075972 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015822 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015822 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015822 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000015822 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015822 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015822 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015822 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015822 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015822 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015822 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000015822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000015822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000015822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015822 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015822 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015822 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000015822 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047554 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047554 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047554 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047554 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047554 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047554 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047554 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047554 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047554 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047554 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000047554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000047554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000047554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047554 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047554 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047554 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047554 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000047554 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053098 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053098 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053098 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053098 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053098 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053098 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053098 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053098 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053098 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053098 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053098 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000053098 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053098 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000053098 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000053098 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053098 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000053098 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000053098 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053098 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000053098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053098 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000053098 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000053098 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000053098 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
S000079415 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
S000079415 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S000079415 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S000079415 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S000079415 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S000079415 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S000079415 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000079415 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000079415 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000079415 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S000079415 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
S000079415 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
S000079415 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
S000079415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S000079415 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
S000079415 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S000079415 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
S000079415 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S000079415 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000079415 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S000079415 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000079415 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000079415 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S000079415 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
S000079415 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047545 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047545 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047545 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047545 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047545 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047545 | United States Treasury Inflation Indexed Notes_2.125__BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047545 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047545 | Uniform Mortgage-Backed Securities_5.0__BNY-01F050676
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047545 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047545 | United States Treasury Inflation Indexed Bonds_3.875__BNY-912810FH6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047545 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000047545 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047545 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000047545 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047545 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047545 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000047545 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047545 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000047546 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047546 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047546 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047546 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047546 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047546 | United States Treasury Inflation Indexed Notes_2.125__BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047546 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047546 | Uniform Mortgage-Backed Securities_5.0__BNY-01F050676
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047546 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047546 | United States Treasury Inflation Indexed Bonds_3.875__BNY-912810FH6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047546 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000047546 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047546 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000047546 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047546 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047546 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000047546 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047546 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000047547 | United States Treasury Inflation Indexed Notes_1.75__BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047547 | United States Treasury Inflation Indexed Notes_1.375__BNY-91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047547 | United States Treasury Inflation Indexed Notes_0.625__BNY-91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047547 | United States Treasury Inflation Indexed Notes_1.125__BNY-91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047547 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047547 | United States Treasury Inflation Indexed Notes_2.125__BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047547 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047547 | Uniform Mortgage-Backed Securities_5.0__BNY-01F050676
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047547 | United States Treasury Inflation Indexed Notes_0.125__BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047547 | United States Treasury Inflation Indexed Bonds_3.875__BNY-912810FH6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047547 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000047547 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047547 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000047547 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047547 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047547 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000047547 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047547 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015417 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015417 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015417 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015417 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015417 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015417 | Sun Communities, Inc.___BNY-866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015417 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015417 | CubeSmart___BNY-229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015417 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015417 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015417 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015417 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015417 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015417 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015417 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015417 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015417 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015417 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015417 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015417 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015417 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015417 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015417 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015417 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015417 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015417 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015417 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015417 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015417 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015417 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015417 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015417 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015418 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015418 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015418 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015418 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015418 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015418 | Sun Communities, Inc.___BNY-866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015418 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015418 | CubeSmart___BNY-229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015418 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015418 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015418 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015418 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015418 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015418 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015418 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015418 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015418 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015418 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015418 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015418 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015418 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015418 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015418 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015418 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015418 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015418 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015419 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015419 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015419 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015419 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015419 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015419 | Sun Communities, Inc.___BNY-866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015419 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015419 | CubeSmart___BNY-229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015419 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015419 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015419 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015419 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015419 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015419 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015419 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015419 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015419 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015419 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015419 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015419 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015419 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015419 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015419 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015419 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015419 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015419 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015419 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015420 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015420 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015420 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015420 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000015420 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000015420 | Sun Communities, Inc.___BNY-866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015420 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015420 | CubeSmart___BNY-229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015420 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015420 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015420 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000015420 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015420 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015420 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015420 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015420 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015420 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015420 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015420 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015420 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015420 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000015420 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015420 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015420 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015420 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015420 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015420 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015784 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015784 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015784 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015784 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015784 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015784 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015784 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015784 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015784 | Rexford Industrial Realty, Inc.___BNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015784 | Invitation Homes, Inc.___BNY-46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015784 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015784 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015784 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000015784 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015784 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015784 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015784 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015784 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015784 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015784 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015784 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015784 | Hotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015785 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015785 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015785 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015785 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015785 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015785 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015785 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015785 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015785 | Rexford Industrial Realty, Inc.___BNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015785 | Invitation Homes, Inc.___BNY-46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015785 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015785 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015785 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000015785 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015785 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015785 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015785 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015785 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015785 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015785 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015785 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015785 | Hotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015786 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015786 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015786 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015786 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015786 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015786 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015786 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015786 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015786 | Rexford Industrial Realty, Inc.___BNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015786 | Invitation Homes, Inc.___BNY-46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015786 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015786 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015786 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000015786 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015786 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015786 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015786 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015786 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015786 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015786 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015786 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015786 | Hotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015787 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015787 | Equinix, Inc.___BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015787 | Realty Income Corp.___BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015787 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015787 | Public Storage___BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015787 | VICI Properties, Inc.___BNY-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015787 | AvalonBay Communities, Inc.___BNY-053484101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015787 | Prologis, Inc.___BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015787 | Rexford Industrial Realty, Inc.___BNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015787 | Invitation Homes, Inc.___BNY-46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015787 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000015787 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000015787 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000015787 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000015787 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015787 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015787 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000015787 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015787 | Other_REIT
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015787 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015787 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015787 | Hotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015780 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015780 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015780 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015780 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015780 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015780 | CBRE Group, Inc.__Class A_BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015780 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015780 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015780 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015780 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015780 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015780 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015780 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015780 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015780 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000015781 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015781 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015781 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015781 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015781 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015781 | CBRE Group, Inc.__Class A_BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015781 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015781 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015781 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015781 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015781 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015781 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000015782 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015782 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015782 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015782 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015782 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015782 | CBRE Group, Inc.__Class A_BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015782 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015782 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015782 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000015783 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015783 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015783 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015783 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015783 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015783 | CBRE Group, Inc.__Class A_BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Johnson Controls International PLC___BNY-G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015783 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015783 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015783 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015783 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015783 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015783 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015783 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015783 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015783 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015783 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015783 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015783 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015783 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015783 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000015329 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015329 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015329 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015329 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015329 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015329 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015329 | Kia Corp.___BNY-6490928
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015329 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015329 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015329 | Bajaj Finance Ltd.___BNY-BD2N0P2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015329 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000015329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000015329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000015329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015329 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015329 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015329 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015329 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015329 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015329 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015329 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015329 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015329 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015329 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015329 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015329 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015329 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015330 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015330 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015330 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015330 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015330 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015330 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015330 | Kia Corp.___BNY-6490928
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015330 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015330 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015330 | Bajaj Finance Ltd.___BNY-BD2N0P2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015330 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000015330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000015330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000015330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015330 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015330 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015330 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015330 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015330 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015330 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015330 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015330 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015330 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015330 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015330 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015330 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015330 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015331 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015331 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015331 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015331 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015331 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015331 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015331 | Kia Corp.___BNY-6490928
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015331 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015331 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015331 | Bajaj Finance Ltd.___BNY-BD2N0P2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015331 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015331 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000015331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015331 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000015331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000015331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015331 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015331 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015331 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015331 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015331 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015331 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015331 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015331 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015331 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015331 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015331 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015331 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015331 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000015332 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015332 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015332 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015332 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015332 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015332 | MercadoLibre, Inc.___BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015332 | Kia Corp.___BNY-6490928
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015332 | Banco Bilbao Vizcaya Argentaria SA___BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015332 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015332 | Bajaj Finance Ltd.___BNY-BD2N0P2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015332 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000015332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000015332 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000015332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000015332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000015332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015332 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015332 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015332 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015332 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015332 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015332 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015332 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015332 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015332 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000015332 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015332 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000015332 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015332 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000028903 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028903 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | MACOM Technology Solutions Holdings, Inc.___BNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000028903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028903 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028903 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028903 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028903 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015333 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015333 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | MACOM Technology Solutions Holdings, Inc.___BNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015333 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015333 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015333 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015333 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000168687 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168687 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | MACOM Technology Solutions Holdings, Inc.___BNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168687 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000168687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000168687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000168687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000168687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000168687 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015334 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015334 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | MACOM Technology Solutions Holdings, Inc.___BNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015334 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015334 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015334 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015334 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015335 | WillScot Mobile Mini Holdings Corp.___BNY-971378104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015335 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | MACOM Technology Solutions Holdings, Inc.___BNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | MSA Safety, Inc.___BNY-553498106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Encompass Health Corp.___BNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Ryman Hospitality Properties, Inc.___BNY-78377T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000015335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000015335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015335 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015335 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000015335 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015335 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015776 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015776 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015776 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015776 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015776 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015776 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015776 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015776 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015776 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015776 | RELX PLC - GBP___BNY-B2B0DG9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015776 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015776 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000015776 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015776 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015776 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015776 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015776 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015776 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015776 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015776 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000015776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015776 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168690 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168690 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168690 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168690 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168690 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168690 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168690 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168690 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168690 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000168690 | RELX PLC - GBP___BNY-B2B0DG9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168690 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000168690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000168690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000168690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000168690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168690 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168690 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168690 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168690 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168690 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000168690 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000168690 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168690 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168690 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015778 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015778 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015778 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015778 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015778 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015778 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015778 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015778 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015778 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015778 | RELX PLC - GBP___BNY-B2B0DG9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015778 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000015778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015778 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015778 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015778 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015778 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000015778 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015778 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015778 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015778 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015779 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015779 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000015779 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015779 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015779 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015779 | Accenture PLC__Class A_BNY-G1151C101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015779 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015779 | Becton Dickinson and Co.___BNY-075887109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015779 | Aon PLC__Class A_BNY-G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015779 | RELX PLC - GBP___BNY-B2B0DG9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015779 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015779 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000015779 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015779 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015779 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000015779 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015779 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015779 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000015779 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015779 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015779 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015779 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015779 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000015779 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015779 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015779 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000015779 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015823 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015823 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015823 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015823 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015823 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015823 | United States Treasury Notes_4.5__BNY-91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015823 | United States Treasury Notes_4.0__BNY-91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015823 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015823 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015823 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015823 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000015823 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015823 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000015823 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015823 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015823 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015823 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000015824 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015824 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015824 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015824 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015824 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015824 | United States Treasury Notes_4.5__BNY-91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015824 | United States Treasury Notes_4.0__BNY-91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015824 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015824 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015824 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015824 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000015824 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015824 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000015824 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015824 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015824 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015824 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000168694 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168694 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168694 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168694 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168694 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168694 | United States Treasury Notes_4.5__BNY-91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168694 | United States Treasury Notes_4.0__BNY-91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168694 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168694 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168694 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168694 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000168694 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168694 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168694 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000168694 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000168694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000168694 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000015825 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015825 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015825 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015825 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015825 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015825 | United States Treasury Notes_4.5__BNY-91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015825 | United States Treasury Notes_4.0__BNY-91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015825 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015825 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015825 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015825 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000015825 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015825 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000015825 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015825 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015825 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015825 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000015826 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015826 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015826 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015826 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015826 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015826 | United States Treasury Notes_4.5__BNY-91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015826 | United States Treasury Notes_4.0__BNY-91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015826 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015826 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015826 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015826 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000015826 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015826 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000015826 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015826 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015826 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000015826 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000015827 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015827 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015827 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015827 | TotalEnergies SE___BNY-89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015827 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015827 | News Corp.__Class A_BNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015827 | Chubb Ltd.___BNY-H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015827 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015827 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015827 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015827 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000015827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015827 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015827 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015827 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015827 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015827 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015828 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015828 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015828 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015828 | TotalEnergies SE___BNY-89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015828 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015828 | News Corp.__Class A_BNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015828 | Chubb Ltd.___BNY-H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015828 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015828 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015828 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015828 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000015828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015828 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015828 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015828 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015828 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015828 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015829 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015829 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015829 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015829 | TotalEnergies SE___BNY-89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015829 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015829 | News Corp.__Class A_BNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015829 | Chubb Ltd.___BNY-H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015829 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015829 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015829 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015829 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015829 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015829 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015829 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015829 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015829 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015829 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000015829 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015829 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015829 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015829 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015829 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015829 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015829 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015829 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015829 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015830 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015830 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015830 | Qualcomm, Inc.___BNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015830 | TotalEnergies SE___BNY-89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015830 | Southern Co.___BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015830 | News Corp.__Class A_BNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015830 | Chubb Ltd.___BNY-H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015830 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015830 | MetLife, Inc.___BNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015830 | L3Harris Technologies, Inc.___BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000015830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000015830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015830 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015830 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000015830 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015830 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000015830 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%